Income Taxes - Schedule of Tax Expense Differs from the Expected Tax Expense (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Expense Differs from the Expected Tax Expense [Abstract]
Federal income tax benefit rate	20.06%	20.06%
State income tax rate	4.458%	4.458%